Changes in Liability for Uncertain Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Oct. 31, 2012
Income Tax Contingency [Line Items]
Beginning liability for uncertain tax positions	$ 82
Liability for uncertain tax positions, increase as a result of positions taken in prior periods	12
Liability for uncertain tax positions, increase as a result of positions taken in the current period	2
Liability for uncertain tax positions, settlements	(46)
Liability for uncertain tax positions, lapse of statute of limitations	(1)
Ending liability for uncertain tax positions	$ 49